DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2017
Revenue Recognition and Deferred Revenue [Abstract]
Deferred Revenues

Deferred revenues consisted of the following:

	December 31,
	2017	2016
Security subscriptions	$476,261	$401,764
Software updates and maintenance	702,786	652,156
Other	7,526	11,664

	$1,186,573	$1,065,584